Segment Information - Schedule of Segment Reporting Information By Segment (Detail) - USD ($)	1 Months Ended	4 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Segment Reporting Information [Line Items]
Deferred offering costs	$ 908,297	$ 998,126
Formation, general and administrative expenses	18,856	55,956
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Deferred offering costs	908,297	998,126
Formation, general and administrative expenses	$ 18,856	$ 55,956